Note to Consolidated Statements of Cash flows - Summary Of Net decrease in cash and cash equivalents (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Net decrease in cash and cash equivalents [Line Items]
Cash and cash equivalents at the end of the year	¥ 26,496,310	¥ 23,785,651	¥ 7,312,061
Less: Cash and cash equivalents at the beginning of the year	(23,785,651)	(7,312,061)	(18,576,090)
Net increase/(decrease) in cash and cash equivalents	¥ 2,710,659	¥ 16,473,590	¥ (11,264,029)